Consolidated Statements of Comprehensive Loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Loss
Net loss for the year	SFr (14,780,604)	SFr (1,644,798)	SFr (3,280,406)
Items that will never be reclassified to the statement of income:
Remeasurements of retirement benefits obligations	(745,855)	(375,479)	(9,909)
Items that may be classified subsequently to the statement of income
Exchange difference on translation of foreign operations differences	(838)	(181)	(871)
Other comprehensive loss for the year, net of tax	(746,693)	(375,660)	(10,780)
Total comprehensive loss for the year	SFr (15,527,297)	SFr (2,020,458)	SFr (3,291,186)